CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss including noncontrolling interest	$ (2,547,450)	$ (1,692,062)	$ (12,091,540)	$ (9,058,906)
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	(41,442)	62,650	53,352	138,800
Total Other Comprehensive Income (Loss)	(41,442)	62,650	53,352	138,800
Comprehensive loss	(2,588,892)	(1,629,412)	(12,038,188)	(8,920,106)
Comprehensive loss attributable to noncontrolling interest				(1,743)
Comprehensive loss attributable to T Stamp Inc.	$ (2,588,892)	$ (1,629,412)	$ (12,038,188)	$ (8,918,363)